Subsequent Events (Details)	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended
	Feb. 12, 2016	Mar. 03, 2016 USD ($)	Apr. 07, 2016 USD ($)	Apr. 22, 2016 shares	May. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Unicredit Bank AG $30,000,000 - Supplemental loan agreement to amend the financial covenants
Subsequent Events [Line Items]
Number of instalments						6
Periodic payment						$ 750,000
Deferred instalment portion | Unicredit Bank AG $30,000,000 - Supplemental loan agreement to amend the financial covenants
Subsequent Events [Line Items]
Number of instalments						4
Subsequent event | Minimum
Subsequent Events [Line Items]
Reverse stock split, Conversion ratio	2
Subsequent event | Maximum
Subsequent Events [Line Items]
Reverse stock split, Conversion ratio	50
Subsequent event | Deferred instalment portion | Unicredit Bank AG $30,000,000 - Supplemental loan agreement to amend the financial covenants
Subsequent Events [Line Items]
Number of instalments					2
Periodic payment					$ 750,000
Subsequent event | Exchange Agreement
Subsequent Events [Line Items]
Name of counterparty		the Buyer
Subsequent event | Series C Preferred Shares | Exchange Agreement
Subsequent Events [Line Items]
Shares exchanged, Number of shares | shares				15,500
Shares exchanged, Maximum aggregate purchase price		$ 350,000
Subsequent event | Common Stock | Exchange Agreement
Subsequent Events [Line Items]
Shares received, Number of shares | shares				2,312,445
Subsequent event | Convertible Note
Subsequent Events [Line Items]
Original principal amount			$ 250,000
Conversion price percentage			65.00%
Number of trading days			21
Maturity date			Apr. 07, 2017
Interest rate			8.00%
Default interest rate			18.00%